Exceptional items - Summary of Exceptional Items Included in Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024 [1]	Dec. 31, 2023 [1]
Disclosure of Exceptional Items [line items]
Restructuring	$ (116)	$ (156)	$ (142)
Business and asset disposals (including impairment losses)	(274)	181	(397)
Claims and legal costs	(53)	0	(85)
Acquisition-related costs (business combinations)	(5)	0	0
Impact on profit from operations	(449)	25	(624)
Exceptional net finance income/(expense)	(185)	(995)	(69)
Exceptional share of results of associates	9	104	(35)
Exceptional taxes	156	(205)	84
Exceptional non-controlling interest	(30)	9	30
Net impact on profit	$ (499)	$ (1,062)	$ (614)

[1]	Amended to conform to the 2025 presentation.